Components of Tier 1 and Total Risk-Based Capital (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	$ 16,694	[1]	$ 15,389	[1]
Total Tier 2 capital	1,446	[1]	2,044	[1]
Total risk-based capital	18,140	[1]	17,433	[1]
Total risk-weighted assets	111,180	[1]	102,255	[1]
Average assets for leverage capital purposes	315,273	[1]	296,484	[1]
Common stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	35,363	[1]	33,417	[1]
Preferred stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	1,068	[1]
Trust Preferred Securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	623	[1]	1,659	[1]
Goodwill And Other Intangibles
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(20,445)	[1],[2]	(20,630)	[1],[2]
Pensions/Cash Flow Hedges
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	1,454	[1]	1,426	[1]
Securities Valuation Allowance
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(1,350)	[1]	(450)	[1]
Merchant Banking Investments
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(19)	[1]	(33)	[1]
Qualifying Unrealized Gains on Equity Securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	2	[1]	2	[1]
Subordinated Debt
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	1,058	[1]	1,545	[1]
Qualifying Allowance For Credit Losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	$ 386	[1]	$ 497	[1]

[1]	On a regulatory basis as determined under Basel I guidelines.
[2]	Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,310 million at Dec. 31, 2012 and $1,459 million at Dec. 31, 2011, and deferred tax liabilities associated with tax deductible goodwill of $1,130 million at Dec. 31, 2012 and $967 million at Dec. 31, 2011.